Total Invested Assets and Related Net Investment Income	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Total Invested Assets and Related Net Investment Income

5. Total Invested Assets and Related Net Investment Income
5.A Fair Value of Invested Assets
5.A.i Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$12,278	$12,278	$13,527	$13,527
Debt securities - fair value through profit or loss	75,998	75,998	77,834	77,834
Debt securities - available-for-sale(1)	12,729	12,729	11,255	11,255
Equity securities - fair value through profit or loss	7,538	7,538	6,369	6,369
Equity securities - available-for-sale	1,575	1,575	262	262
Mortgages and loans(1)	51,692	55,756	49,946	56,231
Derivative assets	1,583	1,583	2,160	2,160
Other invested assets - fair value through profit or loss(2)	4,435	4,435	3,339	3,339
Other invested assets - available-for-sale(2)	781	781	828	828
Other invested assets - Collateralized Loan Obligations	1,865	1,855	—	—
Policy loans	3,261	3,261	3,265	3,265
Total financial assets(3)	$173,735	$177,789	$168,785	$175,070

(1)    As at December 31, 2021, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,604 of Debt securities - AFS ($11,159 as at December 31, 2020), $51,249 of Mortgages and loans supporting insurance contract liabilities ($51,480 as at December 31, 2020), and $4,499 of Mortgages and loans not supporting insurance contract liabilities ($4,741 as at December 31, 2020).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $184,522 ($177,912 as at December 31, 2020) includes Total financial assets in this table, Investment properties of $9,109 ($7,516 as at December 31, 2020), Other invested assets - non-financial assets of $1,678 ($1,611 as at
December 31, 2020).

Our mortgages and loans are generally carried at amortized cost. The fair value of mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.ii. As at December 31, 2021, $43,488 and $12,268 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note ($43,904 and $12,327, respectively, as at December 31, 2020).
Financial Liabilities
Other financial liabilities are carried at amortized cost. The fair value of Other financial liabilities, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.ii. As at December 31, 2021, carrying value of $1,810 and fair value of $1,865 are categorized in Level 3 of the fair value hierarchy described in this Note ($1,136 and $1,233, respectively, as at December 31, 2020).

Derivative liabilities with a fair value of $1,392 ($1,744 as at December 31, 2020) are also included on the Consolidated Statements of Financial Position.

Obligations for securities borrowing are carried at a fair value of $51.

Policy loans are carried at their unpaid principal balances. The fair value of policy loans, for disclosure purposes, is approximated by their carrying value, as policy loans are fully secured by policy values on which the loans are made and are categorized in Level 2 of the fair value hierarchy.
Collateralized Loan Obligations
Crescent, a subsidiary within our Asset Management business segment, issues and manages Collateralized Loan Obligations (“CLO”). Each CLO is a special purpose vehicle that owns a portfolio of investments, consisting primarily of senior secured loans, and issues various tranches of senior and subordinated notes to third parties for the purpose of financing the purchase of those investments. Assets of the special purpose vehicle are included in Other invested assets and the associated liabilities are included in Other liabilities. See Note 12 for the associated liabilities for the CLO.

As at December 31, 2021, the carrying value of the assets supporting the CLOs are $1,865, which consists of cash and accounts receivable of $319 and loans of $1,546 ($nil as at December 31, 2020). Loans are measured at amortized cost. These underlying loans are mainly below investment grade. Our maximum contractual exposure to loss related to the CLOs is limited to our investment of $104 ($nil as at December 31, 2020) in the most subordinated tranche.
5.A.ii Fair Value Methodologies and Assumptions
The fair value of government and corporate debt securities is determined using quoted prices in active markets for identical or similar securities. When quoted prices in active markets are not available, fair value is determined using market standard valuation methodologies, which include discounted cash flow analysis, consensus pricing from various broker dealers that are typically the market makers, or other similar techniques. The assumptions and valuation inputs in applying these market standard valuation methodologies are determined primarily using observable market inputs, which include, but are not limited to, benchmark yields, reported trades of identical or similar instruments, broker-dealer quotes, issuer spreads, bid prices, and reference data including market research publications. In limited circumstances, non-binding broker quotes are used.

The fair value of asset-backed securities is determined using quoted prices in active markets for identical or similar securities, when available, or valuation methodologies and valuation inputs similar to those used for government and corporate debt securities. Additional valuation inputs include structural characteristics of the securities, and the underlying collateral performance, such as prepayment speeds and delinquencies. Expected prepayment speeds are based primarily on those previously experienced in the market at projected future interest rate levels. In instances where there is a lack of sufficient observable market data to value the securities, non-binding broker quotes are used.

The fair value of equity securities is determined using quoted prices in active markets for identical securities or similar securities. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include discounted cash flow analysis and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies.

The fair value of mortgages and loans is determined by discounting the expected future cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, and maturity characteristics. Valuation inputs typically include benchmark yields and risk-adjusted spreads from current lending activities or loan issuances. The risk-adjusted spreads are determined based on the borrower’s credit and liquidity, as well as term and other loan-specific features. Long-term mortgages and loans are generally categorized in Level 3 of the fair value hierarchy. The significant unobservable input is a portion of these risk-adjusted spreads at or beyond the 20-year point for mortgages and at or beyond the 10-year point for loans.

The fair value of other financial liabilities is determined by using the discounted cash flow methodology at the incremental borrowing rate or the effective interest rate. Other financial liabilities categorized as Level 3 represent the present value of the estimated price we would pay to acquire any remaining outstanding shares upon exercise of a put option and any mandatory income distributions. The fair value of the liabilities is based on the average earnings before income tax, depreciation and amortization ("EBITDA") for the preceding years before the options’ exercise dates and EBITDA multiples in accordance with the put agreements as well as the expected amount of any mandatory income distributions. A change in EBITDA would impact the fair value of other financial liabilities and our net income (loss).

The fair value of derivative financial instruments depends upon derivative types. The fair value of exchange-traded futures and options is determined using quoted prices in active markets, while the fair value of over-the-counter ("OTC") derivatives is determined using pricing models, such as discounted cash flow analysis or other market standard valuation techniques, with primarily observable market inputs. Valuation inputs used to price OTC derivatives may include swap interest rate curves, foreign exchange spot and forward rates, index prices, the value of underlying securities, projected dividends, volatility surfaces, and in limited circumstances, counterparty quotes. The fair value of OTC derivative financial instruments also includes credit valuation adjustments to reflect the credit risk of both the derivative counterparty and ourselves as well as the impact of contractual factors designed to reduce our credit exposure, such as collateral and legal rights of offset under master netting agreements. Inputs into determining the appropriate credit valuation adjustments are typically obtained from publicly available information and include credit default swap spreads when available, credit spreads derived from specific bond yields, or published cumulative default experience data adjusted for current trends when credit default swap spreads are not available.

The fair value of other invested assets is determined using quoted prices in active markets for identical securities or similar securities. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include discounted cash flow analysis and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies.

The fair value of investment properties is generally determined using property valuation models that are based on expected capitalization rates and models that discount expected future net cash flows at current market interest rates reflective of the characteristics, location, and market of each property. Expected future net cash flows include contractual and projected cash flows and forecasted operating expenses, and take into account interest, rental, and occupancy rates derived from market surveys. The estimates of future cash inflows in addition to expected rental income from current leases, include projected income from future leases based on significant assumptions that are consistent with current market conditions. The future rental rates are estimated based on the location, type, and quality of the properties, and take into account market data and projections at the valuation date. The fair values are typically compared to market-based information for reasonability, including recent transactions involving comparable assets. The methodologies and inputs used in these models are in accordance with real estate industry valuation standards. Valuations are prepared externally or internally by professionally accredited real estate appraisers.

The fair value of short-term securities is approximated by their carrying amount, adjusted for credit risk where appropriate.

The fair value of investments for account of segregated fund holders is determined using quoted prices in active markets or independent valuation information provided by investment managers. The fair value of direct investments within investments for account of segregated fund holders, such as short-term securities and government and corporate debt securities, is determined according to valuation methodologies and inputs described above in the respective asset type sections.
The fair value of obligations for securities borrowing is based on the fair value of the underlying borrowed debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying debt securities.

The methodologies and assumptions for determining the fair values of investment contract liabilities are included in Note 10.B.
We categorize our assets and liabilities carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:

Level 1: Fair value is based on the unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities classified as Level 1 generally include cash and cash equivalents, certain U.S. government and agency securities, exchange-traded equity securities, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 2: Fair value is based on quoted prices for similar assets or liabilities traded in active markets, or prices from valuation techniques that use significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. The types of assets and liabilities classified as Level 2 generally include Canadian federal, provincial and municipal government, other foreign government and corporate debt securities, certain asset-backed securities, OTC derivatives, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect our expectations about the assumptions market participants would use in pricing the asset or liability. The types of assets and liabilities classified as Level 3 generally include certain corporate bonds, certain other invested assets and investment properties.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities	$10,923	$1,355	$—	$12,278	$12,428	$1,099	$—	$13,527
Debt securities – fair value through profit or loss	1,503	74,333	162	75,998	1,537	76,072	225	77,834
Debt securities – available-for-sale	770	11,916	43	12,729	796	10,392	67	11,255
Equity securities – fair value through profit or loss	4,429	3,013	96	7,538	3,777	2,411	181	6,369
Equity securities – available-for-sale	1,414	87	74	1,575	144	71	47	262
Derivative assets	26	1,557	—	1,583	36	2,124	—	2,160
Other invested assets	1,189	377	3,650	5,216	1,094	428	2,645	4,167
Investment properties	—	—	9,109	9,109	—	—	7,516	7,516
Total invested assets measured at fair value	$20,254	$92,638	$13,134	$126,026	$19,812	$92,597	$10,681	$123,090
Investments for account of segregated fund holders	28,637	110,748	611	139,996	26,832	98,539	550	125,921
Total assets measured at fair value	$48,891	$203,386	$13,745	$266,022	$46,644	$191,136	$11,231	$249,011
Liabilities
Investment contract liabilities	$—	$—	$9	$9	$—	$—	$2	$2
Derivative liabilities	9	1,383	—	1,392	13	1,731	—	1,744
Other liabilities – obligations for securities borrowing	—	51	—	51	—	—	—	—
Total liabilities measured at fair value	$9	$1,434	$9	$1,452	$13	$1,731	$2	$1,746

Debt securities - fair value through profit or loss consist of the following:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$4,783	$15	$4,798	$—	$4,546	$14	$4,560
Canadian provincial and municipal government	—	15,930	—	15,930	—	16,909	—	16,909
U.S. government and agency	1,503	139	—	1,642	1,537	141	—	1,678
Other foreign government	—	4,747	7	4,754	—	5,274	7	5,281
Corporate	—	41,914	138	42,052	—	42,507	157	42,664
Asset-backed securities:
Commercial mortgage-backed securities	—	2,221	2	2,223	—	2,199	6	2,205
Residential mortgage-backed securities	—	2,565	—	2,565	—	2,459	—	2,459
Collateralized debt obligations	—	351	—	351	—	389	—	389
Other	—	1,683	—	1,683	—	1,648	41	1,689
Total debt securities – fair value through profit or loss	$1,503	$74,333	$162	$75,998	$1,537	$76,072	$225	$77,834
Debt securities - available-for-sale consist of the following:

As at	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$2,303	$—	$2,303	$—	$1,929	$—	$1,929
Canadian provincial and municipal government	—	1,149	—	1,149	—	1,333	—	1,333
U.S. government and agency	770	1	—	771	796	1	—	797
Other foreign government	—	756	1	757	—	822	1	823
Corporate	—	5,473	41	5,514	—	4,258	52	4,310
Asset-backed securities:
Commercial mortgage-backed securities	—	761	1	762	—	750	2	752
Residential mortgage-backed securities	—	522	—	522	—	292	—	292
Collateralized debt obligations	—	505	—	505	—	531	—	531
Other	—	446	—	446	—	476	12	488
Total debt securities – available-for-sale	$770	$11,916	$43	$12,729	$796	$10,392	$67	$11,255

During 2021 and 2020, we did not have any significant transfers between Level 1 and Level 2.
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operation.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $1,070 ($19 in 2020), net of amortization of leasing commissions and tenant inducements of $38 ($82 in 2020). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Unobservable Inputs and Sensitivity for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities and Other invested assets.

The fair value of Investment properties is determined by using the discounted cash flow methodology as described in Note 5.A.ii. The key unobservable inputs used in the valuation of investment properties as at December 31, 2021 include the following:
•Estimated rental value: The estimated rental value is based on contractual rent and other local market lease transactions, net of reimbursable operating expenses. An increase (decrease) in the estimated rental value would result in a higher (lower) fair value. The estimated rental value varies depending on the property types, which include retail, office, and industrial properties. The estimated rental value (in dollars, per square foot, per annum) ranges from $12.00 to $76.00 for retail and office properties and from $3.00 to $21.50 for industrial properties.
•Rental growth rate: The rental growth rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the rental growth rate would result in a higher (lower) fair value. The rental growth rate (per annum) ranges from 0.00% to 3.00%, however the one- to two-year short-term rent curve is either below or above this range for select properties.
•Long-term vacancy rate: The long-term vacancy rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the long-term vacancy rate would result in a lower (higher) fair value. The long-term vacancy rate ranges from 2.00% to 10.00%.
•Discount rate: The discount rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the next 10 years. An increase (decrease) in the discount rate would result in a lower (higher) fair value. The discount rate ranges from 4.75% to 9.50%.
•Terminal capitalization rate: The terminal capitalization rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the remainder of its life after the 10-year period. An increase (decrease) in the terminal capitalization rate would result in a lower (higher) fair value. The terminal capitalization rate ranges from 4.00% to 7.75%.

Changes in the estimated rental value are positively correlated with changes in the rental growth rate. Changes in the estimated rental value are negatively correlated with changes in the long-term vacancy rate, the discount rate, and the terminal capitalization rate.

Our Debt securities categorized in Level 3, which are included in Debt securities - FVTPL and Debt securities - AFS in the Level 3 roll forward table, consist primarily of corporate bonds. The fair value of these corporate bonds is generally determined using broker quotes that cannot be corroborated with observable market transactions. Significant unobservable inputs for these corporate bonds would include issuer spreads, which are comprised of credit, liquidity, and other security-specific features of the bonds. An increase (decrease) in these issuer spreads would result in a lower (higher) fair value. Due to the unobservable nature of these broker quotes, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 corporate bonds. The majority of our debt securities categorized in Level 3 are FVTPL assets supporting insurance contract liabilities. Changes in the fair value of these assets supporting insurance contract liabilities are largely offset by changes in the corresponding insurance contract liabilities under CALM. As a result, though using reasonably possible alternative assumptions may have an impact on the fair value of the Level 3 debt securities, it would not have a significant impact on our Consolidated Financial Statements.

The Other invested assets categorized in Level 3, which are included in Other invested assets - FVTPL and Other invested assets - AFS in the Level 3 roll forward table, consists primarily of limited partnership investments. The fair value of our limited partnership investments is based on net asset value ("NAV") provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 limited partnership investments.
Valuation Process for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities and limited partnership investments included in Other invested assets. Our valuation processes for these assets are as follows:

The fair value of investment properties are based on the results of appraisals performed annually and reviewed quarterly for material changes. The valuation methodology used to determine the fair value is in accordance with the standards of the Appraisal Institute of Canada, the U.S., and the UK. Investment properties are appraised externally at least once every three years. Investment properties not appraised externally in a given year are reviewed by qualified appraisers. A management committee, including investment professionals, reviews the fair value of investment properties for overall reasonability.

The fair value of Debt securities is generally obtained by external pricing services. We obtain an understanding of inputs and valuation methods used by external pricing services. When fair value cannot be obtained from external pricing services, broker quotes, or internal models subject to detailed review and validation processes are used. The fair value of debt securities is subject to price validation and review procedures to ensure overall reasonability.

The fair value of limited partnership investments, included in Other invested assets, is based on NAV. The financial statements used in calculating the NAV are generally audited annually. We review the NAV of the limited partnership investments and perform analytical and other procedures to ensure the fair value is reasonable.
5.B Interest and Other Investment Income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2021	2020
Interest income:
Cash, cash equivalents and short-term securities	$25	$71
Debt securities - fair value through profit or loss	2,429	2,485
Debt securities - available-for-sale	256	317
Mortgages and loans	2,117	2,189
Derivative investments	107	46
Policy loans	160	188
Total interest income	5,094	5,296
Equity securities - dividends on fair value through profit or loss	209	165
Equity securities - dividends on available-for-sale	5	4
Investment properties rental income(1)	543	551
Investment properties expenses	(235)	(243)
Other income	922	(154)
Investment expenses and taxes	(266)	(212)
Total interest and other investment income	$6,272	$5,407

(1)    Includes operating lease rental income from investment properties.
5.C Fair Value and Foreign Currency Changes on Assets and Liabilities
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the years ended December 31,	2021	2020
Fair value change:
Cash, cash equivalents and short-term securities	$(3)	$(10)
Debt securities	(3,892)	5,209
Equity securities	825	357
Derivative investments	191	1,306
Other invested assets	444	(3)
Other liabilities - obligations for securities borrowing	(2)	—
Total change in fair value through profit or loss assets and liabilities	(2,437)	6,859
Fair value changes on investment properties	1,070	19
Foreign exchange gains (losses)(1)	(418)	(18)
Fair value and foreign currency changes on assets and liabilities	$(1,785)	$6,860

(1)    Primarily arises from the translation of foreign currency denominated AFS monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
5.D Cash, Cash Equivalents and Short-Term Securities
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2021	2020
Cash	$2,297	$2,498
Cash equivalents	5,529	8,156
Short-term securities	4,452	2,873
Cash, cash equivalents and short-term securities	12,278	13,527
Less: Bank overdraft, recorded in Other liabilities	133	6
Net cash, cash equivalents and short-term securities	$12,145	$13,521
5.E Derivative Financial Instruments and Hedging Activities
The fair values of derivative financial instruments by major class of derivatives are as follows:

As at December 31,	2021		2020
	Fair value		Fair value
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts	$942	$(366)	$1,409	$(340)
Foreign exchange contracts	527	(1,018)	659	(1,382)
Other contracts	114	(8)	92	(22)
Total derivatives	$1,583	$(1,392)	$2,160	$(1,744)

The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

As at December 31,	2021			2020
	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments(1)	$64,761	$1,536	$(1,390)	$61,680	$2,140	$(1,722)
Fair value hedges	414	1	(2)	278	5	(2)
Cash flow hedges	791	46	—	834	15	(20)
Total derivatives	$65,966	$1,583	$(1,392)	$62,792	$2,160	$(1,744)

(1)    Derivative investments are derivatives that have not been designated as hedges for accounting purposes.

We did not have any net investment hedges in 2021 or 2020.

Hedge ineffectiveness recognized in Interest and other investment income consists of the following:

For the years ended December 31,	2021	2020
Gains (losses) on the hedged items attributable to the hedged risk	$(6)	$(209)
Gains (losses) on the hedging derivatives	8	207
Net ineffectiveness on fair value hedges	$2	$(2)

For cash flow hedges, we had hedge ineffectiveness of $2 in 2021 ($1 in 2020). We expect to reclassify a gain of $7 ($6 in 2020) from accumulated OCI to net income within the next 12 months that relates to cash flow hedges of anticipated award payments under certain share-based payment plans that are expected to occur in 2022, 2023 and 2024 and cash flow hedges which hedge against foreign exchange exposure. The reclassification of accumulated OCI to income relating to these foreign currency forwards occurs upon disposal or impairment of the foreign operation.
5.F Transfers of Financial Assets
We enter into transactions, including mortgage securitization, repurchase agreements and securities lending, where we transfer financial assets while retaining the risks and rewards of ownership of the assets. These transferred financial assets are not derecognized and remain on our Consolidated Statements of Financial Position. The carrying value of the transferred assets and the associated liabilities are described in the sections below.
5.F.i Mortgage Securitization
We securitize certain insured fixed-rate commercial mortgages through the creation of mortgage-backed securities under the National Housing Act Mortgage-Backed Securities ("NHA MBS") Program sponsored by the Canada Mortgage and Housing Corporation ("CMHC"). The NHA MBS are then sold to Canada Housing Trust, a government-sponsored security trust that issues securities to third-party investors under the Canadian Mortgage Bond ("CMB") program. The securitization of these assets does not qualify for derecognition as we have not transferred substantially all of the risks and rewards of ownership. Specifically, we continue to be exposed to pre-payment and interest rate risk associated with these assets. There are no expected credit losses on the securitized mortgages, as the mortgages were already insured by the CMHC prior to securitization. These assets continue to be recognized as Mortgages and loans in our Consolidated Statements of Financial Position. Proceeds from securitization transactions are recognized as secured borrowings and included in Other liabilities in our Consolidated Statements of Financial Position.

Receipts of principal on the securitized mortgages are deposited into a principal reinvestment account ("PRA") to meet our repayment obligation upon maturity under the CMB program. The assets in the PRA are typically comprised of cash and cash equivalents and certain asset-backed securities. We are exposed to reinvestment risk due to the amortizing nature of the securitized mortgages relative to our repayment obligation for the full principal amount due at maturity. We mitigate this reinvestment risk using interest rate swaps.
The carrying value and fair value of the securitized mortgages as at December 31, 2021 are $1,856 and $1,882, respectively ($1,781 and $1,873, respectively, as at December 31, 2020). The carrying value and fair value of the associated liabilities as at December 31, 2021 are $2,007 and $2,043, respectively ($1,912 and $2,032, respectively, as at December 31, 2020). The carrying value of asset-backed securities in the PRA as at December 31, 2021 is $164 ($145 as at December 31, 2020). There are $4 cash and cash equivalents in the PRA as at December 31, 2021 ($nil as at December 31, 2020.The fair value of the secured borrowings from mortgage securitization is based on the methodologies and assumptions for asset-backed securities described in Note 5A.ii. The fair value of these liabilities is categorized in Level 2 of the fair value hierarchy as at December 31, 2021 and 2020.
5.F.ii Repurchase Agreements
We enter into repurchase agreements for operational funding and liquidity purposes. Repurchase agreements have maturities ranging from 5 to 365 days, averaging 105 days, and bear interest at an average rate of 0.35% as at December 31, 2021 (0.37% as at December 31, 2020). The carrying values of the transferred assets and the obligations related to their repurchase, which approximate their fair values, are $2,324 as at December 31, 2021 ($2,208 as at December 31, 2020). These liabilities are categorized in Level 2 of the fair value hierarchy. Collateral primarily consists of cash and cash equivalents as well as government guaranteed securities. Details on the collateral pledged are included in Note 6.A.ii.
5.F.iii Securities Lending
The Company engages in securities lending to generate additional income. Certain securities from its portfolio are lent to other institutions for short periods. Collateral exceeding the fair value of the securities lent is deposited by the borrower with a lending agent, usually a securities custodian, and maintained by the lending agent until the underlying security has been returned to us. The fair value of the securities lent is monitored on a daily basis with additional collateral obtained or refunded as the fair values fluctuate. Collateral primarily consists of Canadian federal and provincial government securities and cash and cash equivalents. Certain arrangements allow us to invest the cash collateral received for the securities lent. The carrying values of the securities lent approximate their fair values. The carrying values of the securities lent and the related collateral held are $2,257 and $2,372, respectively, as at December 31, 2021 ($1,974 and $2,063, respectively, as at December 31, 2020). Of the collateral held, we held cash collateral of $51 as at December 31, 2021 ($306 as at December 31, 2020), which is recognized on our Consolidated Statements of Financial Position.